SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Government assistance) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Analysis of income and expense [abstract]
Government assistance	$ 14.0	$ 14.5
Operating lease income	$ 35.8